Note 10 - Details of Selected Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	December 31,
	2020	2019
Accounts receivable, principally trade	$10,458	$29,548
Less: allowance for expected credit losses(a)	(2,413)	—
Accounts receivable, net	$8,045	$29,548

Schedule of Inventory, Current [Table Text Block]

	December 31,
	2020	2019
Raw materials and purchased subassemblies	$18,638	$18,509
Work-in-process	1,218	2,079
Finished goods	4,417	4,932
Less: reserve for excess and obsolete inventories	(13,006)	(13,333)
Inventories, net	$11,267	$12,187

Property, Plant and Equipment [Table Text Block]

	December 31,
	2020	2019
Buildings	$15,675	$15,486
Machinery and equipment	120,949	133,048
Seismic rental equipment	2,003	1,669
Furniture and fixtures	3,172	3,347
Other(a)	30,287	31,142
Total	172,086	184,692
Less: accumulated depreciation	(126,022)	(134,951)
Less: impairment of long-lived assets	(36,553)	(36,553)
Property, plant, equipment and seismic rental equipment, net	$9,511	$13,188

Schedule of Multi-client Data Library [Table Text Block]

	December 31,
	2020	2019
Gross costs of multi-client data creation	$1,021,758	$1,007,762
Less: accumulated amortization	(838,700)	(816,401)
Less: impairments to multi-client data library	(132,144)	(130,977)
Multi-client data library, net	$50,914	$60,384

Schedule of Accrued Liabilities [Table Text Block]

	December 31,
	2020	2019
Compensation, including compensation-related taxes and commissions	$8,923	$15,218
Accrued multi-client data library acquisition costs	1,622	4,219
Income tax payable	3,512	5,367
Other	2,306	5,524
Total	$16,363	$30,328